Net gains/(losses) on financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss [Abstract]
Fixed income securities	R$ 544,554	R$ (1,360,349)
Derivative financial instruments	(1,197,059)	(10,543,169)
Equity securities	(438,412)	226,945
Total	R$ (1,090,917)	R$ (11,676,573)	R$ 0